Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at beginning of period	$ 19,602	$ 18,065
Additions	6,683	10,254
Disposals	(1,113)	(602)
Amortization for the year	(8,610)	(8,115)
Balance at end of period	16,562	19,602
Drydocking
Balance at beginning of period	18,257	17,036
Additions	6,293	8,935
Disposals	(1,113)	(602)
Amortization for the year	(7,573)	(7,112)
Balance at end of period	15,864	18,257
Financing Costs
Balance at beginning of period	1,345	1,029
Additions	390	1,319
Disposals	0	0
Amortization for the year	(1,037)	(1,003)
Balance at end of period	$ 698	$ 1,345